UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05655

DWS Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2025

Item 1.	Reports to Stockholders.

(a)

May 31, 2025
Semiannual Report
to Shareholders
DWS Municipal Income Trust
Ticker Symbol: KTF

Contents

3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Cash Flows
29	Statements of Changes in Net Assets
30	Financial Highlights
33	Notes to Financial Statements
42	Dividend Reinvestment and Cash Purchase Plan
45	Additional Information
The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Municipal Income Trust

Performance SummaryMay 31, 2025 (Unaudited)
Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/25
DWS Municipal Income Trust	6-Months‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	–8.27%	–1.76%	–0.71%	1.40%
Based on Market Price(a)	–7.05%	3.90%	1.40%	1.54%
Bloomberg Municipal Bond Index(b)	–2.40%	2.03%	0.55%	2.13%
Morningstar Closed-End Municipal National Long Funds Category(c)	–6.88%	–1.04%	–0.20%	1.98%
Growth of an Assumed $10,000 Investment

Yearly periods ended May 31

The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.

DWS Municipal Income Trust	|	3

(a)
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price.
Each figure assumes that dividend and capital gain distributions, including return of capital, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2025 was 3.18% (0.90%
excluding interest expense).

(b)
The unmanaged, unleveraged Bloomberg Municipal Bond Index covers the
U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c)
Morningstar’s Closed-End Municipal National Long Funds category represents muni national long portfolios that invest in municipal bonds. Such bonds are issued by various state and local governments to fund public projects and are generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors.
They focus on bonds with durations of seven years or more. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End
Municipal National Long Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/25	As of 11/30/24
Net Asset Value	$9.10	$10.33
Market Price	$8.98	$10.06
Premium (discount)	(1.32%)	(2.61%)
Prices and net asset value fluctuate and are not guaranteed.

4	|	DWS Municipal Income Trust

Distribution Information
Six Months as of 5/31/25: Income Dividends (common shareholders)	$.37
Capital Gain Dividend (common shareholders)	$.0156
May Income Dividend (common shareholders)	$.0610
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/25†	8.04%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/25†	8.15%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/25†	13.59%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/25†	13.77%

†
Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2025. In regard to the latest monthly distribution on the Fund’s common shares of $.0610 per share, the Fund estimates that approximately $.0276 and $.0334 per common share of such distribution represents net investment income and return of capital, respectively. Current Annualized and Tax Equivalent Distributions would have been lower had the return of capital not been included. Such source designations and amounts are estimates only and are not provided for tax purposes. A return of capital is not reflective of the Fund’s investment performance. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a federal marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate.

DWS Municipal Income Trust	|	5

Portfolio Management Team
Michael J. Generazo, Director and Senior Portfolio Manager Fixed Income.
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—Joined DWS in 1999.
—BS, Bryant College; MBA, Suffolk University.
Chad H. Farrington, CFA, Managing Director and Head of Investment Strategy Fixed Income.
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—Co-Head of Municipal Bond Department.
—BS, Montana State University.

6	|	DWS Municipal Income Trust

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/25	11/30/24
Revenue Bonds	82%	82%
General Obligation Bonds	10%	11%
Lease Obligations	6%	6%
Escrow to Maturity/Prerefunded Bonds	1%	1%
Variable Rate Demand Notes	1%	0%
	100%	100%

Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/25	11/30/24
AAA	7%	8%
AA	28%	27%
A	40%	38%
BBB	17%	20%
BB	3%	2%
Not Rated	5%	5%
	100%	100%
The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/25	11/30/24
Texas	19%	18%
Florida	9%	8%
New York	7%	8%
Illinois	7%	7%
Pennsylvania	7%	6%

Interest Rate Sensitivity	5/31/25	11/30/24
Effective Maturity	16.1 years	10.0 years
Modified Duration to Worst	10.2 years	7.3 years

Leverage (As a % of Total Assets)	5/31/25	11/30/24
	36.46%	33.43%

DWS Municipal Income Trust	|	7

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.
Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Additional Information section on page 45 for contact information.

8	|	DWS Municipal Income Trust

Investment Portfolioas of May 31, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 149.7%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	837,704
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,665,000	1,706,854
		2,544,558
Alaska 2.1%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	5,060,000	4,136,173
Alaska, Municipal Bond Bank Authority Revenue, Series 2, 4.0%, 6/1/2044	4,000,000	3,493,942
		7,630,115
Arizona 2.4%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,086,852
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,489,554
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	999,472
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	1,400,000	1,420,300
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,755,000	1,628,590
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,007,726
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, 144A, 5.0%, 6/15/2052	1,150,000	1,013,899
		8,646,393
California 8.4%
California, Housing Finance Agency, Municipal Certificates, “A” , Series 2021-1, 3.5%, 11/20/2035	1,045,016	970,768
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	344,194
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	3,745,934
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	9

	Principal Amount ($)	Value ($)
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	500,000	501,015
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	2,510,000	2,552,990
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,778,898
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	975,479
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2042	3,750,000	3,715,020
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,251,810
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,382,992
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series E, AMT, 5.0%, 5/1/2045	5,000,000	4,947,159
Series 2ND, AMT, 5.0%, 5/1/2048	2,965,000	2,905,006
		30,071,265
Colorado 6.9%
Colorado, Canyons Metropolitan District No. 5, General Obligation, Series A, 5.25%, 12/1/2059, INS: BAM	1,500,000	1,515,261
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	415,000	440,165
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,000,000	1,935,084
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	8,647,798
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2048	1,305,000	1,267,914
Series A, 5.125%, 12/1/2055	1,500,000	1,473,112
Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.25%, 12/1/2043	9,225,000	9,305,931
		24,585,265
The accompanying notes are an integral part of the financial statements.

10	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
District of Columbia 0.6%
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,352,565
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	750,000	661,942
		2,014,507
Florida 14.0%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,050,260
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, 144A, 5.0%, 10/1/2049	1,500,000	1,395,481
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	1,015,000	910,022
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	215,000	194,761
Series A-1, 5.0%, 11/1/2058	345,000	307,994
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2052	3,170,000	2,957,204
Series A, 5.0%, 6/15/2055	1,540,000	1,430,940
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	750,000	705,104
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	58,833
Series B, 5.0%, 7/1/2042	60,000	58,833
Series A-1, 5.0%, 7/1/2051	55,000	51,531
Series B, 5.0%, 7/1/2051	85,000	79,639
Series A-1, 5.0%, 2/1/2057	160,000	147,976
Series B, 5.0%, 7/1/2057	90,000	83,206
Florida, FAU Finance Corp., Capital Improvements Revenue, Student Housing Project:
Series B, 4.0%, 7/1/2044	2,525,000	2,262,588
5.0%, 7/1/2049	700,000	709,801
5.0%, 7/1/2054	1,000,000	1,009,976
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	841,722
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 4.8%, 5/1/2055	200,000	183,598
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	11

	Principal Amount ($)	Value ($)
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,474,151
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,432,287
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,455,531
Lee County, FL, Airport Revenue, AMT, 5.25%, 10/1/2049	1,360,000	1,376,385
Miami-Dade County, FL, Aviation Revenue:
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,355,780
Series A, AMT, 5.5%, 10/1/2055	4,000,000	4,083,538
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,002,017
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	3,335,000	3,260,960
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,263,663
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	375,197
Series C, 7.625%, 5/15/2058	455,000	503,412
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc.:
Series A, 5.0%, 11/15/2045	4,850,000	4,651,883
Series 2025-B, 5.0%, 11/15/2055	3,000,000	2,850,132
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	2,775,000	2,357,945
		49,882,350
Georgia 6.2%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	620,000	525,018
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	375,000	378,777
Series A, 5.75%, 4/1/2053	400,000	420,488
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,057,101
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,122,122
The accompanying notes are an integral part of the financial statements.

12	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	3,640,000	2,976,174
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	2,000,000	1,796,506
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	770,000	804,814
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,532,996
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	986,975
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,544,021
		22,144,992
Hawaii 0.7%
Hawaii, State Airports Systems Revenue:
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,492,037
Series A, AMT, 5.5%, 7/1/2054	1,000,000	1,036,593
		2,528,630
Idaho 0.4%
Idaho, State Health Facilities Authority Revenue, St Luke’s Health System Ltd. Obligated Group, Series 2025-A, 5.25%, 3/1/2053	1,500,000	1,516,711
Illinois 11.1%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2041	2,000,000	1,727,407
Series D, 5.0%, 12/1/2046	2,000,000	1,821,231
Series A, 6.0%, 12/1/2049	2,000,000	2,089,554
Chicago, IL, General Obligation, Series A, 5.0%, 1/1/2044	800,000	757,997
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	942,592
Chicago, IL, O’Hare International Airport Revenue:
Series A, AMT, 5.5%, 1/1/2053	2,330,000	2,405,390
Series A, AMT, 5.5%, 1/1/2053, INS: AGMC	1,355,000	1,385,568
Chicago, IL, O’Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,682,238
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 5.0%, 12/1/2052	3,000,000	2,947,400
Illinois, Housing Development Authority Revenue, Series K, 5.35%, 4/1/2047	950,000	957,921
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	13

	Principal Amount ($)	Value ($)
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,114,385
Illinois, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 12/15/2051	10,000,000	2,299,979
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2046	3,000,000	2,450,909
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,691,593
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2033	1,970,000	2,037,213
Series A, 5.0%, 5/1/2034	3,500,000	3,600,094
Series A, 5.0%, 5/1/2043	1,000,000	1,002,350
5.5%, 5/1/2039	1,915,000	2,004,776
5.75%, 5/1/2045	735,000	763,876
		39,682,473
Indiana 3.0%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,002,428
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,200,000	1,994,147
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	3,000,000	3,030,645
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	575,000	549,140
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	320,000	329,339
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	616,634
Series E, 6.125%, 3/1/2057	300,000	311,411
		10,833,744
Iowa 1.0%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	485,000	489,349
The accompanying notes are an integral part of the financial statements.

14	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	2,000,000	2,207,040
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	885,000	733,111
		3,429,500
Kentucky 0.6%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	800,000	801,024
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	1,200,000	1,147,277
		1,948,301
Louisiana 2.6%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	5,816,863
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	1,155,000	1,160,193
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,026,581
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,146,662
		9,150,299
Maryland 5.0%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,369,639
Maryland, State Department of Transportation Revenue, Aviation Administration:
Series A, AMT, 5.25%, 8/1/2049, INS: AGC	3,500,000	3,554,390
Series A, AMT, 5.25%, 8/1/2054, INS: AGC	4,000,000	4,045,494
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,436,409
Series A, 5.75%, 7/1/2053	575,000	596,248
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	746,301
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc., Series A, 5.0%, 7/1/2048	4,000,000	3,886,121
		17,634,602
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	15

	Principal Amount ($)	Value ($)
Massachusetts 1.8%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	2,644,638
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,557,499
Massachusetts, General Obligation, Series B, 3.0%, 4/1/2048	3,000,000	2,169,991
		6,372,128
Michigan 2.4%
Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,466,032
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,140,849
Wayne County, MI, Airport Authority Revenue:
Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,003,272
Series B, AMT, 5.5%, 12/1/2048, INS: AGMC	1,000,000	1,040,509
		8,650,662
Minnesota 3.8%
Minnesota, Duluth Economic Development Authority Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2058	5,350,000	5,187,604
Minnesota, State Office of Higher Education Revenue, AMT, 4.0%, 11/1/2042	1,715,000	1,529,498
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2035	4,000,000	4,519,438
St. Cloud, MN, CentraCare Health System Obligated Group Revenue:
4.0%, 5/1/2050	1,500,000	1,278,338
5.0%, 5/1/2054	1,110,000	1,087,997
		13,602,875
Missouri 1.7%
Kansas City, MO, Industrial Development Authority, International Airport Terminal Modernization Project:
Series A, AMT, 4.0%, 3/1/2057, INS: AGMC	2,000,000	1,630,539
Series B, AMT, 5.0%, 3/1/2055, INS: AGMC	1,540,000	1,515,644
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Obligated Group, Series C, 4.0%, 2/1/2048	2,000,000	1,608,819
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,500,000	1,393,679
		6,148,681
The accompanying notes are an integral part of the financial statements.

16	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
New Hampshire 0.6%
New Hampshire, Business Finance Authority Revenue, “A” , Series 2, 4.0%, 10/20/2036	2,170,026	2,042,488
New Jersey 5.6%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	1,400,000	1,436,109
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	2,798,919
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,251,718
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	843,558
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	670,205
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 4.25%, 12/1/2045	965,000	933,290
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	2,802,891
Series A, 5.0%, 12/15/2034	1,065,000	1,097,746
Series AA, 5.0%, 6/15/2046	3,640,000	3,616,910
Series AA, Prerefunded, 5.0%, 6/15/2046	1,960,000	2,104,086
Series BB, 5.25%, 6/15/2050	1,145,000	1,170,299
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	460,000	461,895
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	800,000	810,197
		19,997,823
New York 11.5%
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2052	2,000,000	1,947,898
Series C-1, 5.25%, 11/15/2055	520,000	527,826
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	2,190,000	2,200,672
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	450,000	455,298
AMT, 5.625%, 4/1/2040	1,290,000	1,323,033
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	17

	Principal Amount ($)	Value ($)
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 6/30/2060	2,085,000	2,075,630
AMT, 6.0%, 6/30/2054	250,000	262,257
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	266,619
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	7,897,725
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 5.0%, 3/15/2047	3,500,000	3,536,483
New York, State Urban Development Corp., Income Tax, Series A, 3.0%, 3/15/2050	2,000,000	1,383,396
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,457,867
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	3,000,000	2,630,633
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D, 4.25%, 5/1/2054	10,000,000	9,012,895
New York, NY, General Obligation:
Series A, 4.0%, 8/1/2040	3,500,000	3,282,487
Series B-1, 5.25%, 10/1/2047	500,000	514,156
Port Authority of New York & New Jersey, Series 242, AMT, 5.0%, 12/1/2053	1,000,000	1,000,659
		40,775,534
North Carolina 1.5%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	370,000	372,588
North Carolina, State Turnpike Authority, Triangle Expressway System, Series A, 5.0%, 1/1/2058, INS: AGMC	5,000,000	4,949,455
		5,322,043
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	265,000	263,391
Ohio 4.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “2” , Series B-2, 5.0%, 6/1/2055	4,400,000	3,812,990
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2050	4,435,000	4,581,552
Franklin County, OH, Trinity Health Corp., Obligated Group Revenue, Series A, 5.0%, 12/1/2047	2,950,000	2,932,733
The accompanying notes are an integral part of the financial statements.

18	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	570,000	580,986
Ohio, Brunswick City School District, General Obligation, 4.125%, 12/1/2048, INS: BAM	2,500,000	2,297,605
Ohio, Port of Greater Cincinnati Development Authority Revenue, Series B, 5.0%, 12/1/2053	195,000	192,050
		14,397,916
Pennsylvania 7.3%
Adams County, PA, State General Authority, Brethren Home Community Obligated Group Revenue, Series 2024-A, 5.0%, 6/1/2059	3,750,000	3,407,865
Allegheny County, PA, Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2055, INS: AGC	2,000,000	2,076,317
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,016,748
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series 2025-B, 5.0%, 3/15/2050	1,000,000	975,667
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	3,500,000	3,634,901
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,043,298
Pennsylvania, State Turnpike Commission Revenue, Series A, 5.0%, 12/1/2044	4,665,000	4,705,595
Pennsylvania, Turnpike Commission Oil Franchise Tax Revenue, Series A, 3.0%, 12/1/2051	2,500,000	1,748,082
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,515,530
		26,124,003
South Carolina 3.0%
Charleston County, SC, Airport District Revenue:
Series A, AMT, 5.25%, 7/1/2049	785,000	797,133
Series A, AMT, 5.25%, 7/1/2054	1,145,000	1,158,791
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	4,836,918
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,003,800
		10,796,642
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	830,000	621,147
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	19

	Principal Amount ($)	Value ($)
Tennessee 2.1%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	1,040,000	1,059,679
Series A, 5.0%, 7/1/2044	1,600,000	1,589,092
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC:
Series A-1, 5.5%, 7/1/2054, INS: BAM	955,000	977,955
Series A-1, 5.5%, 7/1/2059, INS: BAM	1,145,000	1,167,874
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,650,000	1,190,415
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,350,000	1,400,235
		7,385,250
Texas 27.3%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,156,816
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	367,846
Conroe, TX, Independent School District, General Obligation, 4.0%, 2/15/2049	4,350,000	3,883,908
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	2,415,000	2,418,227
Dickinson, TX, Independent School District, 4.25%, 2/15/2053	2,500,000	2,270,080
Houston, TX, Airport System Revenue:
Series A, AMT, 4.5%, 7/1/2053, INS: AGMC	5,000,000	4,561,281
Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,227,458
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,345,000	2,402,270
Judson, TX, Independent School District, General Obligation, 4.0%, 2/1/2053	5,000,000	4,355,839
Klein, TX, Klein Independent School District, 4.0%, 8/1/2047	3,500,000	3,147,358
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	2,050,000	1,615,076
North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,735,255
5.0%, 1/1/2050	1,435,000	1,440,318
The accompanying notes are an integral part of the financial statements.

20	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Royse, TX, Independent School District, General Obligation, 5.0%, 2/15/2054	2,000,000	2,033,911
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,520,000	1,196,206
Series A, 4.0%, 4/1/2051	3,000,000	2,259,888
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project, Series A, 5.0%, 10/1/2051	1,000,000	741,781
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	4,903,696
Texas, EP Essential Housing WF PFC Revenue, 4.25%, 12/1/2034	1,435,000	1,410,695
Texas, Grand Parkway Transportation Corp. Revenue, Series C, 4.0%, 10/1/2045	3,465,000	3,077,203
Texas, Greater Texas Cultural Education Facilities Finance Corp. Revenue, Biomedical Research Institute:
Series A, 5.25%, 6/1/2049	2,500,000	2,507,957
Series A, 5.25%, 6/1/2054	2,500,000	2,480,803
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp. Project:
5.0%, 5/15/2048	6,250,000	6,198,812
5.0%, 5/15/2055	3,500,000	3,498,050
Texas, Pasadena Independent School District, 4.25%, 2/15/2053	5,000,000	4,540,160
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,720,000	1,763,239
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	6,810,003
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	7,268,504
Texas, San Antonio Water System Revenue, Series A, 5.25%, 5/15/2052	2,645,000	2,737,227
Texas, State General Obligation:
Series B, 1.8% (b), 6/6/2025, SPA: Federal Home Loan Bank	1,600,000	1,600,000
1.85% (b), 6/6/2025, SPA: JPMorgan Chase Bank NA	1,700,000	1,700,000
Series A, AMT, 4.125%, 8/1/2044	3,000,000	2,717,455
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	21

	Principal Amount ($)	Value ($)
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	1,495,000	1,531,648
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	1,815,000	1,560,119
		97,119,089
Virginia 2.8%
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	529,956
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	2,900,000	2,769,059
AMT, 5.0%, 12/31/2049	735,000	695,673
AMT, 5.0%, 12/31/2052	3,775,000	3,524,363
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	355,000	357,935
Williamsburg, VA, Economic Development Authority Revenue, College of William & Mary Project, Series A, 4.125%, 7/1/2058, INS: AGMC	2,240,000	1,972,549
		9,849,535
Washington 2.5%
Port of Seattle, WA, Revenue Bonds, Series A, AMT, 5.0%, 5/1/2043	1,935,000	1,935,481
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	455,000	462,650
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	3,000,000	2,957,996
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	3,515,000	2,447,264
Washington, State Housing Finance Commission Municipal Certificates, Series A-1, 3.5%, 12/20/2035	577,560	536,262
Washington, State Housing Finance Commission, Horizon House Project, 144A, 5.0%, 1/1/2038	750,000	699,726
		9,039,379
West Virginia 0.6%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2042	2,015,000	2,021,719
The accompanying notes are an integral part of the financial statements.

22	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Wisconsin 2.6%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project, Series B, 5.0%, 7/1/2053	1,000,000	809,503
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,242,917
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,618,710
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054	3,380,000	3,663,336
		9,334,466
Puerto Rico 2.6%
Puerto Rico, General Obligation, Series A1, 4.0%, 7/1/2046	4,276,060	3,516,999
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	14,900,000	4,783,411
Series A-1, 4.75%, 7/1/2053	1,000,000	915,795
		9,216,205
Total Municipal Investments (Cost $551,870,669)		533,324,681
Underlying Municipal Bonds of Inverse Floaters (c) 5.8%
Pennsylvania 2.9%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (d)	10,000,000	10,363,075
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 13.56%, 6/1/2030, Leverage Factor at purchase date: 4 to 1
Texas 2.9%
Texas, New Braunfels Independent School District, General Obligation, Series B, 5.0%, 2/1/2045 (d)	10,000,000	10,292,263
Trust: Texas, New Braunfels Independent School District, General Obligation, Series 2022-XM1063, 144A, 12.62%, 2/1/2030, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $20,971,007)		20,655,338

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	23

	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.07% (e) (Cost $80,704)	80,696	80,704

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $572,922,380)	155.5	554,060,723
Floating Rate Notes (c)	(4.2)	(15,000,000)
Series 2020-1 VMTPS	(53.3)	(190,000,000)
Other Assets and Liabilities, Net	2.0	7,331,090
Net Assets Applicable to Common Shareholders	100.0	356,391,813

(a)
Variable or floating rate security. These securities are shown at their current rate as of
May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
The accompanying notes are an integral part of the financial statements.

24	|	DWS Municipal Income Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$553,980,019	$—	$553,980,019
Open-End Investment Companies	80,704	—	—	80,704
Total	$80,704	$553,980,019	$—	$554,060,723

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	25

Statement of Assets and Liabilities
as of May 31, 2025 (Unaudited)

Assets
Investment in securities, at value (cost $572,922,380)	$554,060,723
Receivable for investments sold	65,000
Interest receivable	8,195,483
Other assets	4,124
Total assets	562,325,330
Liabilities
Payable for floating rate notes issued	15,000,000
Interest expense payable on preferred shares	615,756
Accrued management fee	249,435
Accrued Trustees' fees	7,125
Other accrued expenses and payables	61,201
Series 2020-1 VMTPS (liquidation value $190,000,000, see page 37 for more details)	190,000,000
Total liabilities	205,933,517
Net assets applicable to common shareholders, at value	$356,391,813
Net Assets Applicable to Common Shareholders Consist of
Distributable earnings (loss)	(61,909,341)
Paid-in capital	418,301,154
Net assets applicable to common shareholders, at value	$356,391,813
Net Asset Value
Net Asset Value per common share ($356,391,813 ÷ 39,172,838 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$9.10
The accompanying notes are an integral part of the financial statements.

26	|	DWS Municipal Income Trust

Statement of Operations
for the six months ended May 31, 2025 (Unaudited)

Investment Income
Income:
Interest	$13,488,473
Expenses:
Management fee	1,562,320
Services to shareholders	14,130
Custodian fee	2,730
Professional fees	39,084
Reports to shareholders	24,024
Trustees' fees and expenses	9,842
Interest expense on Series 2020-1 VMTPS	4,187,819
Interest expense on floating rate notes	256,930
Stock Exchange listing fees	19,179
Other	39,477
Total expenses	6,155,535
Net investment income	7,332,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(3,321,797)
Change in net unrealized appreciation (depreciation) on investments	(37,371,528)
Net gain (loss)	(40,693,325)
Net increase (decrease) in net assets resulting from operations	$(33,360,387)
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	27

Statement of Cash Flows
for the six months ended May 31, 2025 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$(33,360,387)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(84,441,688)
Net amortization of premium/(accretion of discount)	305,694
Proceeds from sales and maturities of long-term investments	93,894,835
(Increase) decrease in interest receivable	(144,834)
(Increase) decrease in other assets	5,098
(Increase) decrease in receivable for investments sold	655,000
Increase (decrease) in payable for investments purchased - when issued securities	(2,509,978)
Increase (decrease) in other accrued expenses and payables	(77,684)
Change in unrealized (appreciation) depreciation on investments	37,371,528
Net realized (gain) loss from investments	3,321,797
Cash provided by (used in) operating activities	$15,019,381
Cash Flows from Financing Activities
Distributions paid (net of reinvestment of distributions)	(15,019,381)
Cash provided by (used in) financing activities	(15,019,381)
Increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Supplemental disclosure
Interest expense paid on preferred shares	$(4,258,711)
Interest expense paid and fees on floating rate notes issued	$(256,930)
The accompanying notes are an integral part of the financial statements.

28	|	DWS Municipal Income Trust

Statements of Changes in Net Assets
	Six Months Ended May 31, 2025	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$7,332,938	$13,901,642
Net realized gain (loss)	(3,321,797)	(3,268,741)
Change in net unrealized appreciation (depreciation)	(37,371,528)	23,943,481
Net increase (decrease) in net assets applicable to common shareholders	(33,360,387)	34,576,382
Distributions to common shareholders	(14,948,489)*	(13,539,493)
Return of capital distributions to common shareholders	—	(10,179,662)
Total distributions	(14,948,489)	(23,719,155)
Increase (decrease) in net assets	(48,308,876)	10,857,227
Net assets at beginning of period applicable to common shareholders	404,700,689	393,843,462
Net assets at end of period applicable to common shareholders	$356,391,813	$404,700,689
Other Information:
Common shares outstanding at beginning of period	39,172,838	39,172,838
Common shares outstanding at end of period	39,172,838	39,172,838

*	A portion of the distributions is expected to be a return of capital at year-end. See Note A.

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	29

Financial Highlights
	Six Months Ended 5/31/25	Years Ended November 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$10.33	$10.05	$9.96	$12.70	$12.68	$12.58
Income (loss) from investment operations:
Net investment income[a]	.19	.35	.33	.42	.47	.51
Net realized and unrealized gain (loss)	(1.03)	.54	.06	(2.74)	.08	.08
Total from investment operations	(.84 )	.89	.39	(2.32)	.55	.59
Less distributions applicable to common shareholders from:
Net investment income	(.37 )[b]	(.35 )	(.31 )	(.42 )	(.50 )	(.47 )
Net realized gains	(.02 )	—	—	—	(.03 )	(.02 )
Return of capital	—	(.26 )	—	—	—	—
Total distributions	(.39 )	(.61 )	(.31 )	(.42 )	(.53 )	(.49 )
Increase resulting from share repurchases[a]	—	—	.01	—	—	—
Net asset value, end of period	$9.10	$10.33	$10.05	$9.96	$12.70	$12.68
Market price, end of period	$8.98	$10.06	$8.49	$8.93	$12.10	$11.34
Total Return
Based on net asset value (%)[c]	(8.27)*	9.45	4.68	(18.12)	4.75	5.33 [d]
Based on market price (%)[c]	(7.05)*	26.19	(1.37)	(22.95)	11.60	3.14 [d]
The accompanying notes are an integral part of the financial statements.

30	|	DWS Municipal Income Trust

Financial Highlights  (continued)

	Six Months Ended 5/31/25	Years Ended November 30,
	(Unaudited)	2024	2023	2022	2021	2020
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	356	405	394	394	502	501
Ratio of expenses before expense reductions (%) (including interest expense)[e,f]	3.18 **	3.28	3.64	2.11	1.47	1.82
Ratio of expenses after expense reductions (%) (including interest expense)[e,g]	3.18 **	3.28	3.64	2.11	1.47	1.64 [d]
Ratio of expenses after expense reductions (%) (excluding interest expense)[h]	.90 **	.93	.94	.91	.85	.71
Ratio of net investment income (%)	3.94 **	3.45	3.34	3.87	3.72	4.11
Portfolio turnover rate (%)	15 *	33	47	55	19	28
Senior Securities
Preferred Shares information at period end, aggregate amount outstanding:
Series 2020-1 VMTPS ($ millions)	190	190	190	199	199	199
Asset coverage per share ($)[i]	143,787	156,500	153,643	149,005	176,182	175,998
Liquidation and market price per share ($)	50,000	50,000	50,000	50,000	50,000	50,000

[a]	Based on average common shares outstanding during the period.
[b]	A portion of the distributions is expected to be a return of capital at year-end. See Note A.
[c]
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price.
Each figure assumes that dividend and capital gain distributions, if any, were reinvested.
These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

[d]	For the year ended November 30, 2020, the Advisor had agreed to voluntarily reduce its management fee. Total return would have been lower had expenses not been reduced.
[e]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of
Series 2018 MTPS and Series 2020-1 VMTPS.

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	31

Financial Highlights  (continued)

[f]
The ratio of expenses before expense reductions (based on net assets of common and
Preferred Shares, including interest expense) was 2.12%, 2.23%, 2.42%, 1.44%, 1.06%
and 1.30% for the periods ended May 31, 2025, November 30, 2024, 2023, 2022,
2021 and 2020, respectively.

[g]
The ratio of expenses after expense reductions (based on net assets of common and
Preferred Shares, including interest expense) was 2.12%, 2.23%, 2.42%, 1.44%, 1.06%
and 1.17% for the periods ended May 31, 2025, November 30, 2024, 2023, 2022,
2021 and 2020, respectively.

[h]
The ratio of expenses after expense reductions (based on net assets of common and
Preferred Shares, excluding interest expense) was 0.60%, 0.63%, 0.63%, 0.62%,
0.61% and 0.50% for the periods ended May 31, 2025, November 30, 2024, 2023,
2022, 2021 and 2020, respectively.

[i]	Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

32	|	DWS Municipal Income Trust

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Municipal Income Trust (the “Fund” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a closed-end, diversified management investment company organized as a Massachusetts business trust.
On March 28, 2024, the Fund’s Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than November 30, 2026.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and

DWS Municipal Income Trust	|	33

Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent

34	|	DWS Municipal Income Trust

of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes”  in the Statement of Operations. For the six months ended May 31, 2025, interest expense

DWS Municipal Income Trust	|	35

related to floaters amounted to $256,930. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2025 was $15,000,000, with a weighted average interest rate of 3.43%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At November 30, 2024, the Fund had net tax basis capital loss carryforwards of $36,787,286, including short-term losses ($12,135,405) and long-term losses ($24,651,881), which may be applied against realized net taxable capital gains indefinitely or until the liquidation of the Fund.
At May 31, 2025, the aggregate cost of investments for federal income tax purposes was $568,667,976. The net unrealized depreciation for all investments based on tax cost was $14,607,253. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $10,334,178 and aggregate

36	|	DWS Municipal Income Trust

gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $24,941,431.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended November 30, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. A portion of the Fund’s distribution is expected to be a return of capital. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
For the six months ended May 31, 2025, the amount of distributions estimated to be a return of capital was approximately $7,294,000. The tax character of current year distributions will be determined at the end of the current fiscal year.
Preferred Shares. At May 31, 2025, the Fund had issued and outstanding 3,800 Variable Rate MuniFund Term Preferred Shares, Series 2020-1 (“Series 2020-1 VMTPS” ) with an aggregate liquidation preference of $190,000,000 ($50,000 per share). The Fund originally issued 3,975 shares of Series 2020-1 VMTPS with an aggregate liquidation preference of $198,750,000 on November 10, 2020. The shares were issued in a private offering with a stated maturity of November 10, 2049 and an early term redemption date (the “Early Term Redemption Date” ) of six months following a rate period termination date (the “Rate Period Termination Date” ), which Rate Period Termination Date was initially set at 36 months from the date of original issuance. On November 2, 2023, the Fund redeemed 175 shares of Series 2020-1 VMTPS with an aggregate liquidation preference of $8,750,000. Subsequently, on November 10, 2023, the Fund extended the Series 2020-1 VMTPS Rate Period Termination Date and Early Term Redemption Date to November 10, 2026 and May 10, 2027, respectively. In addition, effective November 16,

DWS Municipal Income Trust	|	37

2023, the spread component of the Series 2020-1 VMTPS dividend rate was increased by 0.07%.
Subject to an election by the holder(s) of the Series 2020-1 VMTPS to retain the Series 2020-1 VMTPS, the Series 2020-1 VMTPS are subject to mandatory tender beginning twenty business days prior to the Early Term Redemption Date, during which time such shares may be remarketed. At its option, the Fund may redeem in whole or in part the Series 2020-1 VMTPS from time to time at a redemption price equal to the liquidation preference of the Series 2020-1 VMTPS to be redeemed and all accumulated but unpaid dividends thereon to, but excluding, the redemption date, plus an optional redemption premium if such optional redemption occurs prior to November 10, 2025. The dividend rate for Series 2020-1 VMTPS is set weekly at a spread (dependent on the then current ratings of the Series 2020-1 VMTPS) over the Securities Industry and Financial Markets Association (“SIFMA” ) Municipal Swap Index. The average annualized dividend rate on the Series 2020-1 VMTPS for the period December 1, 2024 through May 31, 2025 was 4.28%. In the Fund’s Statement of Assets and Liabilities, the Series 2020-1 VMTPS’ aggregate liquidation preference is shown as a liability since the Series 2020-1 VMTPS have a stated mandatory redemption date. Dividends paid on the Series 2020-1 VMTPS are treated as interest expense and recorded as incurred. For the period December 1, 2024 through May 31, 2025, interest expense related to Series 2020-1 VMTPS amounted to $4,187,819. Costs directly related to the issuance of Series 2020-1 VMTPS were deferred and amortized over 36 months based on the initial Rate Period Termination Date. The Series 2020-1 VMTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.
Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2020-1 VMTPS, the Fund is subject to various investment restrictions, coverage ratios and covenants. These restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2020-1 VMTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the Series 2020-1 VMTPS, which guidelines may be changed by the rating agency, in its sole discretion, from time to time. These guidelines may be more stringent than requirements imposed on the Fund by the 1940 Act or its policies. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2020-1 VMTPS in accordance with the purchase agreement, the statement governing the 2020-1 VMTPS and the 1940 Act.

38	|	DWS Municipal Income Trust

The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in the Fund’s preferred stock dividend rates or interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed under the terms of the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.
Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2025.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

DWS Municipal Income Trust	|	39

B.
Purchases and Sales of Securities
During the six months ended May 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $84,441,688 and $93,894,835, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.55% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2020-1 VMTPS).
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2025, the amounts charged to the Fund by DSC aggregated $10,134, of which $3,436 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $435, all of which is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended May 31, 2025, the Fund engaged in securities purchases of $22,435,000 and securities sales of

40	|	DWS Municipal Income Trust

$20,705,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2025, there was one shareholder account that held approximately 24% of the outstanding shares of the Fund.
E.
Share Repurchases
Prior to November 30, 2024, the Fund’s Board of Trustees authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2025, the Fund did not repurchase any shares.
On September 22, 2023, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2023 until November 30, 2024, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2022 and ran until November 30, 2023.
F.
Fund Termination and Distribution Rate Increase
On March 28, 2024, the Fund’s Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than November 30, 2026. The Fund also announced that it is increasing its monthly distribution rate to an annualized distribution rate of at least 7% based on the Fund’s net asset value per share as of the then current distribution declaration date. The distribution rate increase was implemented starting with the monthly dividend announced on April 8, 2024. The annualized distribution rate target of at least 7% will remain in effect until the termination of the Fund; provided that under certain limited circumstances, the monthly distribution amount may be reduced below the annualized distribution rate target of at least 7%.

DWS Municipal Income Trust	|	41

Dividend Reinvestment and Cash Purchase Plan
The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan” ) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant” ). SS&C GIDS, Inc. (the “Plan Agent” ) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.
A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.
If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent” ) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.
The Transfer Agent will establish a Dividend Investment Account (the “Account” ) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions” ) paid on shares of the Fund (the “Shares” ) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.
If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the

42	|	DWS Municipal Income Trust

Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.
A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):
DWS Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366
Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.
The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.
The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will

DWS Municipal Income Trust	|	43

report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.
The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.
Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.
All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

44	|	DWS Municipal Income Trust

Additional Information

Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds 100 Summer Street Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	SS&C GIDS, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, MA 02114-2016
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. or available without charge, upon request at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.

DWS Municipal Income Trust	|	45

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

NYSE Symbol	KTF
CUSIP Number	Common Shares 233368 109

46	|	DWS Municipal Income Trust

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DMIT-3
(R-027924-14 (7/25))

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 29	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a

Total	-	n/a	n/a	n/a

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	7/30/2025